Property, Plant, and Equipment (Details ARO) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligations, Noncurrent	$ 497		$ 511
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	579		573
Liabilities incurred	8		8
Liabilities settled	(31)	[1]	(44)	[1]
Accretion expense	53		43
Revisions	(48)	[2]	(1)	[2]
Ending balance	561		579
Charges related to leak at underground storage facility [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities settled	(25)		(31)
Revisions	9		13
Asset Retirement Obligation Costs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Transco's annual funding commitment for ARO	$ 36

[1]	For 2013 and 2012, liabilities settled include $25 million and $31 million, respectively, related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.
[2]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The 2013 revision primarily reflects increases in the estimated remaining useful life of the assets. The 2012 revision primarily reflects a decrease in removal cost estimates. The 2013 and 2012 revisions also include increases of $9 million and $13 million, respectively, related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a leak in 2010.